LIABILITIES FROM FINANCING ACTIVITIES (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LIABILITIES FROM FINANCING ACTIVITIES
Balance, beginning of year	$ 40,041,882	$ 30,992,951
Cash flows	(4,922,165)	1,558,075
Foreign currency translation adjustment	(6,897,743)	5,331,384
Interests accrued	3,143,312	2,149,929
Other movements	1,395	9,543
Balance, end of year	31,366,681	40,041,882	$ 30,992,951
Interest paid	15,978,748	7,508,066	4,410,742
Repurchase agreements and other similar secured borrowing
LIABILITIES FROM FINANCING ACTIVITIES
Balance, beginning of year	189,052	763,325
Cash flows	304,846	(579,488)
Foreign currency translation adjustment	(23,603)	5,215
Balance, end of year	470,295	189,052	763,325
Borrowings from other financial institutions
LIABILITIES FROM FINANCING ACTIVITIES
Balance, beginning of year	19,692,638	8,551,558
Cash flows	(1,674,476)	7,963,253
Foreign currency translation adjustment	(4,029,947)	2,404,567
Interests accrued	1,658,996	763,717
Other movements	1,395	9,543
Balance, end of year	15,648,606	19,692,638	8,551,558
Interest paid	1,607,927	536,024
Debt securities in issue
LIABILITIES FROM FINANCING ACTIVITIES
Balance, beginning of year	19,575,988	21,093,864
Cash flows	(3,494,834)	(5,767,989)
Foreign currency translation adjustment	(2,844,193)	2,921,602
Interests accrued	1,426,615	1,328,511
Balance, end of year	14,663,576	19,575,988	21,093,864
Interest paid	1,347,889	1,206,895
Preferred shares
LIABILITIES FROM FINANCING ACTIVITIES
Balance, beginning of year	584,204	584,204
Cash flows	(57,701)	(57,701)
Interests accrued	57,701	57,701
Balance, end of year	584,204	584,204	$ 584,204
Fixed minimum dividends paid	$ 57,701	$ 57,701